LONG-TERM DEBT	6 Months Ended
Jun. 30, 2018
Financial Instruments [Abstract]
LONG-TERM DEBT
LONG-TERM DEBT

(US $ millions)	Jun 30, 2018	Dec 31, 2017
Principal value
5.375% senior secured notes due December 2020	$240	$240
6.25% senior secured notes due April 2023	315	315
	555	555
Less: Unamortized debt issue costs	(6)	(7)
	$549	$548
Revolving Bank Lines
The Company has an aggregate commitment of $245 million under committed revolving bank lines which bear interest at money market rates plus a margin that varies with the Company’s credit rating. The maturity date of the total aggregate commitment is May 2021. The bank lines are secured by a first lien on the Company’s North American OSB inventory and property, plant and equipment. This lien is shared pari passu with holders of the 2020 and 2023 senior secured notes.
At period-end, none of the revolving bank lines were drawn as cash, $19 million (December 31, 2017 – $19 million) was utilized for letters of credit and guarantees and $226 million (December 31, 2017 – $226 million) was available to support short-term liquidity requirements.
The revolving bank lines contain two quarterly financial covenants: minimum tangible net worth of $500 million and maximum net debt to total capitalization, book basis, of 65%. The Company was in compliance with the financial covenants at period-end.